Principal Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cash equivalents	$ 20,900,000	$ 16,200,000
Short-term investments	2,787,000	7,983,000
Cash and cash equivalents restricted cash, short-term investments, long-term investments and held-for-sale assets	370,300,000
Impairment of short-term investments	0	0	$ 0
Impairment of long-lived assets (excluding goodwill)	0	0	0
Impairment of long-lived assets	0	0	0
Interest income	16,900,000	18,800,000	9,600,000
Interest expense	253,000	20,000
Interest expense net	300,000	20,100	0
Interest expense capitalized	$ 500,000	14,800	0
Value added tax rate	6.00%
Advances from customers	$ 8,738,000	7,765,000
Contract with customer, liability, revenue recognized	3,200,000	8,400,000	5,600,000
Advertising expenses	1,400,000	1,900,000	3,400,000
Deferred tax liabilities, uncertain tax positions	0	0	0
Dividends	$ 0	0	$ 0
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The primary measure of segment profitability for the Company’s operating segment is considered to be consolidated net loss. Net loss is used by the CODM to monitor budget versus actual results as well as comparation with the Group’s competitors, which are used in assessing performance of the segment.
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Operating lease right-of-use assets	$ 3,866,000	4,011,000
Operating lease, liability	$ 3,671,000
Measurement period	1 year
Contract with customer, Asset after allowance for credit loss	$ 1,100,000	$ 1,000,000
Land [Member]
Finite-Lived Intangible Assets [Line Items]
Property equipment, useful life	50 years
Measurement Input, Discount Rate [Member] | Level 3 [Member]
Finite-Lived Intangible Assets [Line Items]
Discount rate	21.00%
No Individual Customer | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
No Individual Customer | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	10.00%	10.00%
SINGAPORE
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	39.00%
UNITED STATES
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	23.00%
PRC
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	19.00%
HONG KONG
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	13.00%
Other International
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	6.00%
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years